Pension and other post-retirement benefits - Defined benefit plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actuarial loss (gain) arising from:
Administration	$ 127,566	$ 145,344
Pension plans [member]
Disclosure of fair value of plan [line items]
Current service cost	2,332	1,977
Interest income or cost	(1,406)	(1,476)
Return on assets excluding interest income	(172)	(130)
Pension plans [member] | Plan assets [member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	6,217	6,806
Interest income or cost	144	197
Return on assets excluding interest income	172	130
Employer contributions	67	0
Actuarial loss (gain) arising from:
Benefits paid	(903)	(915)
Administration	(4)	(1)
Fair value of plan assets, end of year	5,693	6,217
Pension plans [member] | Defined benefit obligations [member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	72,119	62,588
Current service cost	2,332	1,977
Interest income or cost	1,550	1,673
Actuarial loss (gain) arising from:
- demographic assumptions	0	0
- financial assumptions	(1,996)	6,323
- experience adjustment	(903)	350
Benefits paid	(1,741)	(1,765)
Foreign exchange	(1,363)	973
Defined benefit obligation, end of year	69,998	72,119
Defined benefit liability	(64,305)	(65,902)
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	956	1,010
Interest income or cost	(652)	(792)
Return on assets excluding interest income	0	0
Other Benefit Plans [Member] | Defined benefit obligations [member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	25,827	24,955
Current service cost	956	1,010
Interest income or cost	652	792
Actuarial loss (gain) arising from:
- demographic assumptions	0	102
- financial assumptions	(1,403)	2,013
- experience adjustment	(697)	(2,236)
Benefits paid	(638)	(809)
Foreign exchange	0	0
Defined benefit obligation, end of year	24,697	25,827
Defined benefit liability	$ (24,697)	$ (25,827)